SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Net	$ 421,151
Thinking Tree Spirits Inc [Member]
Business Acquisition [Line Items]
Cost	1,029,870
Accumulated Amortization	18,849
Accumulated Impairment Charge
Net	$ 1,011,021
Thinking Tree Spirits Inc [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Useful life	6 years
Cost	$ 250,000
Accumulated Amortization	14,671
Accumulated Impairment Charge
Net	$ 235,329
Thinking Tree Spirits Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Useful life	10 years
Cost	$ 190,000
Accumulated Amortization	4,178
Accumulated Impairment Charge
Net	185,822
Thinking Tree Spirits Inc [Member] | Goodwill Thinking Tree Acquisition [Member]
Business Acquisition [Line Items]
Cost	589,870
Accumulated Impairment Charge
Net	$ 589,870